Securities at amortised cost - Debt Securities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total	€ 900,164	€ 876,444
Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Total	31,294	31,223	€ 69,730
Trading assets [member]
Disclosure of financial assets [line items]
Total	8,409	5,213
Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Total	11,605	8,431
Debt securities [member]
Disclosure of financial assets [line items]
Total	84,352	81,323
Debt securities [member] | Financial assets at FVOCI [member]
Disclosure of financial assets [line items]
Total	26,776	25,616
Debt securities [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	45,970	47,276
Debt securities [member] | Fair value through other comprehensive income and amortised cost [Member]
Disclosure of financial assets [line items]
Total	72,747	72,893
Debt securities [member] | Financial assets at FVPL [member]
Disclosure of financial assets [line items]
Total	€ 3,196	€ 3,218